Note 11 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 4,203,000	$ 3,951,000
Research and development credits	162,000	162,000
Start-up expenses capitalized	7,156,000	5,726,000
Accruals and reserves	99,000	150,000
Property and equipment	(11,000)	(22,000)
	11,609,000	9,967,000
Less: Valuation allowance	(11,609,000)	(9,967,000)
	$ 0	$ 0